Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Sep. 30, 2017
Property and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Property and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	35 years
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years